UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22175

ALPS ETF TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: November 30

Date of reporting period: December 1, 2012 – February 28, 2013

Item 1. Schedule of Investments.

COHEN & STEERS GLOBAL REALTY MAJORS ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.49%)
Australia (9.42%)
CFS Retail Property Trust	321,438	$687,761
Dexus Property Group	662,367	739,127
Goodman Group	207,064	985,715
GPT Group	223,085	897,546
Mirvac Group	467,520	784,943
Stockland Trust Group	303,913	1,169,852
Westfield Group	281,820	3,231,348

		8,496,292

Brazil (0.90%)
BR Malls Participacoes SA	62,600	810,561

Canada (2.13%)
Boardwalk Real Estate Investment Trust	5,386	338,652
Dundee Real Estate Investment Trust	13,699	490,635
RioCan Real Estate Investment Trust	40,317	1,092,192

		1,921,479

France (4.57%)
Gecina SA	3,597	408,886
ICADE	3,120	280,875
Klepierre	13,430	552,629
Unibail-Rodamco	12,439	2,875,145

		4,117,535

Germany (0.73%)
Deutsche EuroShop AG	6,278	260,261
Deutsche Wohnen AG	21,727	399,656

		659,917

Hong Kong (14.31%)
China Overseas Land & Investment, Ltd.	521,000	1,582,178
China Resources Land, Ltd.	251,500	734,569
Hang Lung Properties, Ltd.	261,000	1,011,373
Henderson Land Development Co., Ltd.	132,000	918,316
Hongkong Land Holdings, Ltd.	160,600	1,241,438
The Link Real Estate Investment Trust	313,164	1,673,875
Sino Land Co., Ltd.	396,000	720,014
Sun Hung Kai Properties, Ltd.	208,000	3,218,631
The Wharf Holdings, Ltd.	206,700	1,807,161

		12,907,555

Japan (11.22%)
Mitsubishi Estate Co., Ltd.	152,000	3,805,766
Mitsui Fudosan Co., Ltd.	121,000	3,092,543
Nippon Building Fund, Inc.	93	1,045,317
Sumitomo Realty & Development Co., Ltd.	64,000	2,174,724

		10,118,350

Netherlands (0.67%)
Corio N.V.	13,146	607,283

Security Description	Shares	Value

Singapore (3.87%)
Ascendas Real Estate Investment Trust	255,066	$529,606
CapitaLand, Ltd.	351,000	1,108,794
CapitaMall Trust	346,347	601,613
City Developments, Ltd.	59,000	532,442
Global Logistic Properties, Ltd.	348,000	714,134

		3,486,589

Sweden (0.39%)
Castellum AB	23,539	354,975

Switzerland (0.53%)
PSP Swiss Property AG	5,262	479,850

United Kingdom (5.53%)
British Land Co. Plc	121,667	1,048,084
Capital Shopping Centres Group Plc	82,879	418,557
Derwent London Plc	11,754	393,059
Great Portland Estates Plc	46,270	345,770
Hammerson Plc	97,545	732,051
Land Securities Group Plc	106,791	1,344,648
Segro Plc	101,618	394,729
Shaftesbury Plc	34,426	304,919

		4,981,817

United States (45.22%)
Alexandria Real Estate Equities, Inc.	8,613	612,729
American Campus Communities, Inc.	14,145	639,354
AvalonBay Communities, Inc.	15,643	1,952,716
Boston Properties, Inc.	20,622	2,142,213
Brookfield Office Properties, Inc.	34,438	574,770
Camden Property Trust	11,470	793,036
Corporate Office Properties Trust	10,872	281,259
Digital Realty Trust, Inc.	16,712	1,119,370
Douglas Emmett, Inc.	17,823	436,842
Equity Residential	43,836	2,412,734
Essex Property Trust, Inc.	4,965	739,735
Federal Realty Investment Trust	8,756	929,975
General Growth Properties, Inc.	61,609	1,179,196
HCP, Inc.	61,789	3,020,246
Health Care REIT, Inc.	35,371	2,268,696
Host Hotels & Resorts, Inc.	98,887	1,648,446
Kimco Realty Corp.	55,699	1,212,567
Liberty Property Trust	16,127	625,566
The Macerich Co.	18,584	1,117,084
ProLogis	63,082	2,456,413
Public Storage	19,711	2,980,500
Regency Centers Corp.	12,369	641,704
Simon Property Group, Inc.	22,133	3,516,049
SL Green Realty Corp.	12,353	1,008,252
Tanger Factory Outlet Centers	12,884	454,676
UDR, Inc.	34,262	817,491
Ventas, Inc.	40,442	2,862,485
Vornado Realty Trust	23,172	1,858,626

Security Description			Shares	Value

United States (continued)
Weingarten Realty Investors			15,268	$467,964

				40,770,694

TOTAL COMMON STOCKS (Cost $75,565,796)				89,712,897

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.27%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	244,144	244,144

TOTAL SHORT TERM INVESTMENTS (Cost $244,144)				244,144

TOTAL INVESTMENTS (99.76%) (Cost $75,809,940)				89,957,041

NET OTHER ASSETS AND LIABILITIES (0.24%)				213,010

NET ASSETS (100.00%)				$90,170,051

(a)	Less than 0.0005%.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Plc -	Public Limited Company.
REIT -	Real Estate Investment Trust.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Statement of Investments.

ALPS EQUAL SECTOR WEIGHT ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description		Shares	Value

EXCHANGE TRADED FUNDS (100.03%)
Consumer Discretionary (11.18%)
Consumer Discretionary Select Sector SPDR® Fund		183,061	$9,277,532

Consumer Staples (11.29%)
Consumer Staples Select Sector SPDR® Fund		246,119	9,369,750

Energy (11.26%)
Energy Select Sector SPDR® Fund		120,324	9,347,972

Financials (11.18%)
Financial Select Sector SPDR® Fund		527,841	9,284,723

Healthcare (11.27%)
Health Care Select Sector SPDR® Fund		215,316	9,355,480

Industrials (11.27%)
Industrial Select Sector SPDR® Fund		228,267	9,352,099

Materials (10.85%)
Materials Select Sector SPDR® Fund		233,951	9,004,774

Technology (10.67%)
Technology Select Sector SPDR® Fund		299,014	8,859,785

Utilities (11.06%)
Utilities Select Sector SPDR® Fund		245,175	9,176,900

TOTAL EXCHANGE TRADED FUNDS (Cost $71,170,639)			83,029,015

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.00%)(a)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000%(b)	679	679

TOTAL SHORT TERM INVESTMENTS (Cost $679)			679

TOTAL INVESTMENTS (100.03%) (Cost $71,171,318)			83,029,694

NET LIABILITIES LESS OTHER ASSETS (-0.03%)			(21,481)

NET ASSETS (100.00%)			$83,008,213

(a)	Less than 0.005% of Net Assets.
(b)	Less than 0.0005%.

Common Abbreviations:

SPDR - Standard & Poor’s Depositary Receipts.

See Notes to Quarterly Statement of Investments.

JEFFERIES | TR/J CRB GLOBAL COMMODITY EQUITY INDEX FUND

STATEMENT OF INVESTMENTS

February 28, 2013 (Unaudited)
Security Description	Shares	Value

COMMON STOCKS (99.46%)
Australia (2.24%)
Fortescue Metals Group, Ltd.	25,511	$123,271
Iluka Resources, Ltd.	6,487	69,864
Incitec Pivot, Ltd.	141,177	466,832
Newcrest Mining, Ltd.	24,438	566,917
Nufarm, Ltd.	21,389	122,842
Woodside Petroleum, Ltd.	7,956	305,436

		1,655,162

Bermuda (1.31%)
Bunge, Ltd.	12,500	926,375
Sinofert Holdings, Ltd.	180,000	44,566

		970,941

Brazil (1.27%)
Companhia Siderurgica Nacional SA, ADR	13,338	67,490
Gerdau SA, ADR	15,628	130,025
Petroleo Brasileiro SA, ADR	21,301	312,486
Vale SA, ADR	22,649	430,104

		940,105

Canada (14.13%)
Agnico-Eagle Mines, Ltd.	5,467	219,946
Agrium, Inc.	13,681	1,421,131
Barrick Gold Corp.	31,879	969,657
Cameco Corp.	6,803	145,582
Canadian Natural Resources, Ltd.	13,248	406,183
Eldorado Gold Corp.	22,600	223,791
EnCana Corp.	9,280	167,447
First Quantum Minerals, Ltd.	8,048	150,384
Goldcorp, Inc.	25,780	844,078
IAMGOLD Corp.	11,660	78,826
Inmet Mining Corp.	1,395	92,136
Kinross Gold Corp.	36,351	277,570
New Gold, Inc.*	14,332	128,257
Osisko Mining Corp.*	12,317	71,526
Pan American Silver Corp.	4,282	71,183
Potash Corp. of Saskatchewan, Inc.	78,343	3,153,381
Silver Wheaton Corp.	11,266	358,347
Suncor Energy, Inc.	19,632	596,761
Teck Resources, Ltd., Class B	7,975	247,694
TransCanada Corp.	8,902	415,984
Turquoise Hill Resources, Ltd.*	11,315	72,531
Yamana Gold, Inc.	23,895	352,829

		10,465,224

Cayman Islands (0.00%)(a)
Chaoda Modern Agriculture Holdings, Ltd.*	348,000	449

Security Description	Shares	Value

Chile (0.62%)
Sociedad Quimica y Minera de Chile SA, ADR	8,242	$456,772

China (1.30%)
China BlueChemical, Ltd., Class H	158,000	101,260
China Petroleum & Chemical Corp., Class H	200,000	227,471
China Shenhua Energy Co., Ltd., Class H	41,500	157,334
Jiangxi Copper Co., Ltd., Class H	21,000	50,314
PetroChina Co., Ltd., Class H	262,000	360,151
Zijin Mining Group Co., Ltd., Class H	185,000	63,696

		960,226

France (1.77%)
Total SA	26,250	1,314,206

Germany (1.19%)
K+S AG	15,654	736,852
ThyssenKrupp AG*	6,360	143,637

		880,489

Hong Kong (0.74%)
China Agri-Industries Holdings, Ltd.	253,000	143,875
CNOOC, Ltd.	204,000	400,905

		544,780

India (0.44%)
Reliance Industries, Ltd., GDR(b)	10,075	304,265
Sterlite Industries India, Ltd., ADR	3,394	23,928

		328,193

Israel (1.06%)
Israel Chemicals, Ltd.	39,673	512,771
The Israel Corp., Ltd.	380	272,997

		785,768

Italy (1.01%)
Eni SpA	32,626	744,732

Japan (0.93%)
INPEX Corp.	24	128,246
JFE Holdings, Inc.	8,500	183,064
Nippon Steel & Sumitomo Metal Corp.	139,000	378,160

		689,470

Jersey (0.63%)
Glencore International Plc	43,528	256,034
Randgold Resources, Ltd.	2,501	208,232

		464,266

Luxembourg (0.30%)
ArcelorMittal	15,001	225,827

Security Description	Shares	Value

Malaysia (1.20%)
Genting Plantations BHD	17,900	$49,058
IOI Corp., BHD	261,000	413,817
Kuala Lumpur Kepong BHD	38,120	255,819
PPB Group BHD	43,300	173,452

		892,146

Mauritius (0.42%)
Golden Agri-Resources, Ltd.	596,000	312,987

Mexico (0.47%)
Grupo Mexico SAB de CV, Series B	42,506	166,492
Industrias Penoles SAB de CV	3,860	178,223

		344,715

Netherlands (2.36%)
CNH Global N.V.	2,681	118,768
Nutreco Holding N.V.	3,193	297,382
Schlumberger, Ltd.	17,100	1,331,235

		1,747,385

Norway (1.05%)
Norsk Hydro ASA	13,000	57,710
Yara International ASA	15,050	721,765

		779,475

Peru (0.21%)
Companhia de Minas Buenaventura SA, ADR	5,926	151,824

Russia (3.47%)
Gazprom OAO, ADR	76,357	679,577
LUKOIL OAO, ADR	6,671	431,614
Mechel Steel Group, ADR	1,295	7,110
MMC Norilsk Nickel, ADR	11,993	212,276
NovaTek OAO, GDR(c)	1,697	196,852
Phosagro OAO, GDR(c)	3,064	41,671
Rosneft Oil Co., GDR(c)	13,661	108,400
Severstal OAO, GDR(c)	3,000	33,438
Uralkali, GDR(c)	22,618	858,353

		2,569,291

Singapore (1.09%)
Olam International, Ltd.	148,000	199,087
Wilmar International, Ltd.	213,000	610,907

		809,994

South Africa (1.40%)
Anglo Platinum, Ltd.	1,090	51,629
AngloGold Ashanti, Ltd., ADR	12,255	297,061
Gold Fields, Ltd.	20,770	176,920
Harmony Gold Mining Co., Ltd.	5,002	31,625
Impala Platinum Holdings, Ltd.	13,883	215,067
Kumba Iron Ore, Ltd.	505	31,987
Sasol, Ltd.	5,492	234,959

		1,039,248

Security Description	Shares	Value

South Korea (0.51%)
POSCO	1,147	$374,451

Spain (0.35%)
Repsol YPF SA	12,213	260,416

Switzerland (5.42%)
Syngenta AG	8,574	3,657,640
Transocean, Ltd.	4,417	231,009
Weatherford International, Ltd.*	10,700	127,116

		4,015,765

Taiwan (0.43%)
China Steel Corp.	184,276	168,955
Taiwan Fertilizer Co., Ltd.	60,400	146,386

		315,341

United Kingdom (10.11%)
Anglo American Plc	20,779	606,227
Antofagasta Plc	5,972	99,083
BG Group Plc	42,042	743,795
BHP Billiton Plc	34,168	1,083,467
BP Plc	245,819	1,663,090
Kazakhmys Plc	4,326	40,647
Lonmin Plc*	16,375	88,737
Rio Tinto Plc	20,866	1,121,561
Royal Dutch Shell Plc, Class A	48,208	1,586,963
Xstrata Plc	25,734	454,107

		7,487,677

United States (42.03%)
AGCO Corp.	8,535	439,382
Alcoa, Inc.	18,321	156,095
Allegheny Technologies, Inc.	1,799	54,815
Allied Nevada Gold Corp.*	2,486	45,494
American Vanguard Corp.	2,100	65,163
Anadarko Petroleum Corp.	6,300	501,354
Apache Corp.	5,055	375,435
Archer-Daniels-Midland Co.	58,936	1,877,701
Baker Hughes, Inc.	5,679	254,533
Cameron International Corp.*	3,230	205,816
CF Industries Holdings, Inc.	5,740	1,152,764
Chesapeake Energy Corp.	7,629	153,801
Chevron Corp.	25,218	2,954,289
Cliffs Natural Resources, Inc.	2,456	62,530
Coeur d’Alene Mines Corp.*	2,395	45,529
ConocoPhillips	15,475	896,776
Deere & Co.	35,890	3,152,219
Detour Gold Corp.*	3,300	64,649
Devon Energy Corp.	4,807	260,828
Ensco Plc, Class A	2,924	175,849
EOG Resources, Inc.	3,509	441,116
Exxon Mobil Corp.	58,616	5,249,063
Freeport-McMoRan Copper & Gold, Inc.	16,021	511,390
Halliburton Co.	11,909	494,343

Security Description			Shares	Value

Hecla Mining Co.			7,426	$34,457
Hess Corp.			4,155	276,307
Ingredion, Inc.			6,961	460,818
Intrepid Potash, Inc.			5,003	98,609
Kinder Morgan, Inc.			7,974	295,596
Marathon Oil Corp.			8,895	297,982
Monsanto Co.			48,827	4,932,992
The Mosaic Co.			25,334	1,483,052
National Oilwell Varco, Inc.			5,537	377,236
Newmont Mining Corp.			15,657	630,820
Noble Energy, Inc.			2,230	247,151
Nucor Corp.			5,330	240,116
Occidental Petroleum Corp.			10,251	843,965
Peabody Energy Corp.			3,159	68,108
Pioneer Natural Resources Co.			1,570	197,522
Royal Gold, Inc.			1,966	128,852
Southern Copper Corp.			2,804	105,963
Southwestern Energy Co.*			4,380	150,103
United States Steel Corp.			2,466	51,391
Valero Energy Corp.			6,936	316,212
The Williams Co., Inc.			8,648	300,172

				31,128,358

TOTAL COMMON STOCKS (Cost $81,409,219)				73,655,683

7 Day Yield			Shares	Value

SHORT TERM INVESTMENTS (0.30%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(d)	222,018	222,018

TOTAL SHORT TERM INVESTMENTS (Cost $222,018)				222,018

TOTAL INVESTMENTS (99.76%) (Cost $81,631,237)				73,877,701

NET OTHER ASSETS AND LIABILITIES (0.24%)				179,717

NET ASSETS (100.00%)				$74,057,418

*	Non-income producing security.
(a)	Less than 0.005% of Net Assets.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of this security restricted under Rule 144A was $304,265, representing 0.41% of the Fund’s net assets.

(c)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At the period end, the aggregate market values of these securities were $1,238,714, representing 1.67% of the Fund’s net assets.

(d)	Less than 0.0005%.

Common Abbreviations:

ADR -	American Depositary Receipt.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for public limited company.
BHD -	Berhad (in Malaysia; equivalent to Public Limited Company).
GDR -	Global Depository Receipt.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO -	Otkytoe Aktsionernoe Obshchestvo (open Joint Stock Corporation) is a Russian term for a stock-based corporation.
Plc -	Public Limited Company.
SA -	Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SpA -	Società Per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

Alerian MLP ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description			Shares	Value

Master Limited Partnerships Shares (106.62%)
Gathering & Processing (21.89%)
Copano Energy LLC			3,704,463	$142,844,093
DCP Midstream Partners LP			2,106,979	85,606,557
MarkWest Energy Partners LP			4,781,985	273,386,082
PVR Partners LP			4,570,348	106,032,074
Targa Resources Partners LP			4,100,392	168,895,146
Western Gas Partners LP			2,574,133	141,165,454
Williams Partners LP			4,822,828	239,694,552

				1,157,623,958

Natural Gas Pipelines (38.30%)
Atlas Pipeline Partners LP			2,754,178	90,998,041
Boardwalk Pipeline Partners LP			4,953,824	131,524,027
El Paso Pipeline Partners LP			5,916,855	247,265,371
Energy Transfer Partners LP			8,040,586	385,224,475
Enterprise Products Partners LP			9,585,837	543,229,383
ONEOK Partners LP			5,745,429	314,906,964
Regency Energy Partners LP			6,840,905	162,745,130
Spectra Energy Partners LP			1,927,171	71,151,153
TC Pipelines LP			1,718,590	78,814,537

				2,025,859,081

Petroleum Transportation (46.43%)
Access Midstream Partners LP			2,887,627	107,535,230
Buckeye Partners LP			4,329,279	241,140,840
Enbridge Energy Partners LP			8,603,058	238,390,737
Genesis Energy LP			3,331,319	153,074,108
Kinder Morgan Energy Partners LP			5,956,948	520,101,130
Magellan Midstream Partners LP			8,179,791	410,298,316
NuStar Energy LP			3,083,365	157,374,950
Plains All American Pipeline LP			7,692,455	421,161,911
Sunoco Logistics Partners LP			3,302,147	206,483,252

				2,455,560,474

Total Master Limited Partnerships Shares (Cost $4,759,044,442)				5,639,043,513

	7 Day Yield		Shares	Value

Short Term Investments (0.16%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	8,751,302	$8,751,302

Total Short Term Investments (Cost $8,751,302)				8,751,302

Total Investments (106.78%) (Cost $4,767,795,744)				5,647,794,815
Net Liabilities Less Other Assets (-6.78%)				(358,692,619)

Net Assets (100.00%)				$5,289,102,196

(a)	Less than 0.00005%.

Common Abbreviations:

LLC - Limited Liability Company.

LP - Limited Partnerships.

See Notes to Quarterly Statement of Investments.

ALPS SECTOR DIVIDEND DOGS ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCK (99.38%)
Consumer Discretionary (10.94%)
Best Buy Co., Inc.	204,386	$3,353,974
Cablevision Systems Corp., Class A	171,315	2,396,697
Gannett Co., Inc.	137,672	2,763,077
H&R Block, Inc.	133,166	3,310,507
Leggett & Platt, Inc.	93,800	2,868,404

Total Consumer Discretionary		14,692,659

Consumer Staples (10.54%)
Altria Group, Inc.	74,827	2,510,446
Avon Products, Inc.	173,707	3,395,972
Lorillard, Inc.	62,085	2,392,756
Reynolds American, Inc.	58,084	2,537,109
Safeway, Inc.	139,499	3,328,446

Total Consumer Staples		14,164,729

Energy (9.76%)
Chevron Corp.	22,949	2,688,475
ConocoPhillips	42,790	2,479,681
Diamond Offshore Drilling, Inc.	36,444	2,539,418
Kinder Morgan, Inc.	73,858	2,737,916
Spectra Energy Corp.	92,004	2,671,796

Total Energy		13,117,286

Financials (10.20%)
CME Group, Inc.	47,193	2,823,085
Federated Investors, Inc., Class B	122,507	2,844,613
HCP, Inc.	55,089	2,692,750
Health Care REIT, Inc.	41,834	2,683,233
People’s United Financial, Inc.	203,039	2,659,811

Total Financials		13,703,492

Health Care (9.85%)
Bristol-Myers Squibb Co.	74,983	2,772,121
Eli Lilly & Co.	50,830	2,778,368
Johnson & Johnson	35,105	2,671,841
Merck & Co., Inc.	54,734	2,338,784
Pfizer, Inc.	97,594	2,671,148

Total Health Care		13,232,262

Industrials (9.92%)
Lockheed Martin Corp.	27,135	2,387,880
Pitney Bowes, Inc.	230,133	3,014,742
Raytheon Co.	42,862	2,338,979
RR Donnelley & Sons Co.	270,044	2,819,260
Waste Management, Inc.	74,341	2,774,406

Total Industrials		13,335,267

Information Technology (10.03%)
CA, Inc.	113,940	2,790,391
Intel Corp.	120,398	2,510,298

Security Description			Shares	Value

Information Technology (continued)
Microchip Technology, Inc.			78,532	$2,864,062
Paychex, Inc.			73,411	2,429,904
Seagate Technology Plc			89,692	2,884,495

Total Information Technology				13,479,150

Materials (9.54%)
Cliffs Natural Resources, Inc.			77,491	1,972,921
EI du Pont de Nemours & Co.			56,205	2,692,220
MeadWestvaco Corp.			81,220	2,900,366
Nucor Corp.			60,408	2,721,380
The Dow Chemical Co.			79,910	2,534,745

Total Materials				12,821,632

Telecommunication Services (8.95%)
AT&T, Inc.			72,140	2,590,547
CenturyLink, Inc.			63,735	2,209,692
Frontier Communications Corp.			515,968	2,136,108
Verizon Communications, Inc.			55,394	2,577,483
Windstream Corp.			291,869	2,507,155

Total Telecommunication Services				12,020,985

Utilities (9.65%)
Ameren Corp.			83,629	2,825,824
Entergy Corp.			39,008	2,428,638
Exelon Corp.			83,297	2,581,374
Pepco Holdings, Inc.			126,715	2,571,048
TECO Energy, Inc.			147,985	2,552,741

Total Utilities				12,959,625

TOTAL COMMON STOCK (Cost $129,023,733)				133,527,087

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.21%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(a)	282,471	282,471

TOTAL SHORT TERM INVESTMENTS (Cost $282,471)				282,471

TOTAL INVESTMENTS (99.59%) (Cost $129,306,204)				133,809,558

NET OTHER ASSETS AND LIABILITIES (0.41%)				547,985

NET ASSETS (100.00%)				$134,357,543

(a)	Less than 0.0005%.

Common Abbreviations:

Plc- Public Limited Company.

REIT- Real Estate Investment Trust.

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER GROWTH MARKETS EQUITIES AND U.S. TREASURIES INDEX ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description			Shares	Value

EXCHANGE TRADED FUNDS (100.05%)
Equity Funds (100.05%)
iShares® FTSE® China 25 Inb dex Fund			74,592	$2,905,359
iShares® MSCI Mexico Investable Market Index Fund			13,864	988,780
iShares® MSCI Turkey Index Fund			44,995	2,965,621
WisdomTree® India Earnings Fund			153,818	2,811,793

TOTAL EXCHANGE TRADED FUNDS (Cost $10,320,261)				9,671,553

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.00%)(1)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(2)	156	156

TOTAL SHORT TERM INVESTMENTS (Cost $156)				156

TOTAL INVESTMENTS (100.05%) (Cost $10,320,417)				$9,671,709

NET LIABILITIES LESS OTHER ASSETS (-0.05%)				(5,044)

NET ASSETS (100.00%)				$9,666,665

(1)	Less than 0.005% of Net Assets.
(2)	Less than 0.0005%.

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER MULTI-ASSET INDEX ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description			Shares	Value

EXCHANGE TRADED FUNDS (100.00%)
Debt Funds (43.63%)
iShares® JPMorgan USD Emerging Markets Bond Fund			25,438	$3,031,446
WisdomTree® Emerging Markets Local Debt Fund			25,381	1,344,432

Total Debt Funds				4,375,878

Equity Funds (56.37%)
iShares® MSCI EAFE Index Fund			50,978	2,965,900
iShares® Russell 2000® Index Fund			29,698	2,686,481

Total Equity Funds				5,652,381

TOTAL EXCHANGE TRADED FUNDS (Cost $10,087,887)				10,028,259

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.12%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(1)	12,220	12,220

TOTAL SHORT TERM INVESTMENTS (Cost $12,220)				12,220

TOTAL INVESTMENTS (100.12%) (Cost $10,100,107)				$10,040,479

NET LIABILITIES LESS OTHER ASSETS (-0.12%)				(11,657)

NET ASSETS (100.00%)				$10,028,822

(1)	Less than 0.0005%.

Common Abbreviations:

EAFE - Europe, Australasia, and Far East.

MSCI - Morgan Stanley Capital International.

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS MOMENTUM BUILDER ASIA EX-JAPAN EQUITIES AND TREASURIES INDEX ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description			Shares	Value

EXCHANGE TRADED FUNDS (100.05%)
Equity Funds (100.05%)
iShares® FTSE® China 25 Index Fund			76,205	$2,968,185
iShares® MSCI Hong Kong Index Fund			156,758	3,153,971
iShares® MSCI Thailand Capped Investable Market Index Fund			35,719	3,209,352
WisdomTree® India Earnings Fund			52,382	957,543

TOTAL EXCHANGE TRADED FUNDS (Cost $10,276,392)				10,289,051

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.00%)(1)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(2)	169	169

TOTAL SHORT TERM INVESTMENTS (Cost $169)				169

TOTAL INVESTMENTS (100.05%) (Cost $10,276,561)				$10,289,220

NET LIABILITIES LESS OTHER ASSETS (-0.05%)				(5,402)

NET ASSETS (100.00%)				$10,283,818

(1)	Less than 0.005% of Net Assets.
(2)	Less than 0.0005%.

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

See Notes to Quarterly Statement of Investments.

ALPS/GOLDMAN SACHS RISK-ADJUSTED RETURN U.S. LARGE CAP INDEX ETF	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.80%)
Basic Materials (6.83%)
Allegheny Technologies, Inc.	7,563	$230,444
Allied Nevada Gold Corp.(1)	6,053	110,770
Carpenter Technology Corp.	4,046	191,093
Newmont Mining Corp.	4,245	171,031

Total Basic Materials		703,338

Communications (5.85%)
IAC/InterActive Corp.	4,078	166,179
Level 3 Communications, Inc.(1)	10,313	206,054
Liberty Global, Inc., Class A(1)	3,350	230,781

Total Communications		603,014

Consumer, Cyclical (12.80%)
CVS Caremark Corp.	4,157	212,506
Delta Air Lines, Inc.(1)	19,997	285,357
Ford Motor Co.	16,862	212,630
GNC Holdings, Inc., Class A	5,548	227,468
Harman International Industries, Inc.	4,861	206,349
Nu Skin Enterprises, Inc., Class A	4,230	174,276

Total Consumer, Cyclical		1,318,586

Consumer, Non-cyclical (27.44%)
Apollo Group, Inc., Class A(1)	10,090	170,218
Ariad Pharmaceuticals, Inc.(1)	8,683	182,603
Beam, Inc.	3,399	207,441
Cardinal Health, Inc.	4,781	220,930
The Coca-Cola Co.	5,148	199,331
Herbalife, Ltd.	4,214	169,782
Hologic, Inc.(1)	10,298	224,805
Iron Mountain, Inc.	6,133	211,589
Medivation, Inc.(1)	3,590	176,413
Mondelez International, Inc., Class A	7,531	208,232
PepsiCo, Inc.	2,774	210,186
UnitedHealth Group, Inc.	3,582	191,458
Vertex Pharmaceuticals, Inc.(1)	4,925	230,589
Warner Chilcott PLC, Class A	16,502	222,942

Total Consumer, Non-cyclical		2,826,519

Energy (7.43%)
Apache Corp.	2,519	187,086
Devon Energy Corp.	3,719	201,793
Newfield Exploration Co.(1)	7,883	182,255
ONEOK, Inc.	4,310	193,907

Total Energy		765,041

Financial (10.18%)
Essex Property Trust, Inc.	1,368	203,818
MetLife, Inc.	5,764	204,276
PNC Financial Services Group, Inc.	3,496	218,115

Financial (continued)
Prudential Financial, Inc.			3,702	$205,720
Reinsurance Group of America, Inc.			3,774	217,006

Total Financial				1,048,935

Industrial (8.32%)
CSX Corp.			9,833	225,569
KBR, Inc.			6,948	211,150
Tidewater, Inc.			4,285	202,809
URS Corp.			5,149	217,597

Total Industrial				857,125

Technology (6.49%)
Micron Technology, Inc.(1)			32,389	271,743
MICROS Systems, Inc.(1)			4,541	194,355
Microsoft Corp.			7,277	202,301

Total Technology				668,399

Utilities (14.46%)
AES Corp.			18,204	211,530
Calpine Corp.(1)			11,185	205,804
Edison International			4,294	206,241
MDU Resources Group, Inc.			9,426	227,733
NiSource, Inc.			7,907	219,024
Westar Energy, Inc.			6,820	211,556
Xcel Energy, Inc.			7,212	206,984

Total Utilities				1,488,872

TOTAL COMMON STOCKS (Cost $10,318,779)				10,279,829

	7 Day Yield		Shares	Value

SHORT TERM INVESTMENTS (0.11%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.000	%(2)	11,174	11,174

TOTAL SHORT TERM INVESTMENTS (Cost $11,174)				11,174

TOTAL INVESTMENTS (99.91%) (Cost $10,329,953)				$10,291,003

NET OTHER ASSETS AND LIABILITIES (0.09%)				9,005

NET ASSETS (100.00%)				$10,300,008

(1)	Non-income producing security.
(2)	Less than 0.0005%.

Common Abbreviations:

Ltd. – Limited.

PLC – Public Liability Company.

See Notes to Quarterly Statement of Investments.

U.S. EQUITY HIGH VOLATILITY PUT WRITE INDEX FUND	STATEMENT OF INVESTMENTS

	February 28, 2013 (Unaudited)

Security Description	Principal Amount	Value

SHORT TERM INVESTMENTS (96.10%)
U.S. Treasury Bills, Discount Notes, 0.000%, 05/30/2013(1)	$2,400,000	$2,399,386

TOTAL SHORT TERM INVESTMENTS (Cost $2,399,449)		2,399,386

TOTAL INVESTMENTS (96.10%) (Cost $2,399,449)		$2,399,386

NET OTHER ASSETS AND LIABILITIES (3.90%)		97,339

NET ASSETS (100.00%)		$2,496,725

(1)	All or portion of this security is being held as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

	Expiration Date	Exercise Price	Contracts	Value

WRITTEN PUT OPTIONS
Alexion Pharmaceuticals, Inc.	04/2013	$70.00	(17)	$(425)
Best Buy Co., Inc.	04/2013	15.00	(83)	(7,511)
Catamaran Corp.	04/2013	45.00	(27)	(1,350)
Chesapeake Energy Corp.	04/2013	17.00	(73)	(1,898)
Cobalt International Energy, Inc.	04/2013	22.50	(55)	(3,300)
Constellation Brands, Inc., Class A	04/2013	37.50	(33)	(5,280)
DISH Network Corp., Class A	04/2013	31.00	(40)	(1,800)
Green Mountain Coffee Roasters, Inc.	04/2013	39.00	(32)	(1,728)
Hewlett-Packard Co.	04/2013	14.00	(89)	(222)
MGM Resorts International	04/2013	11.00	(113)	(1,582)
Monster Beverage Corp.	04/2013	42.50	(29)	(2,175)
NetApp, Inc.	04/2013	31.00	(40)	(2,800)
Netflix, Inc.	04/2013	165.00	(7)	(3,903)
Northeast Utilities	04/2013	35.00	(35)	(438)
NVIDIA Corp.	04/2013	11.00	(113)	(1,017)
Onyx Pharmaceuticals, Inc.	04/2013	65.00	(19)	(1,330)
Salesforce.com, Inc.	04/2013	150.00	(8)	(2,380)
Sears Holdings Corp.	04/2013	41.00	(30)	(4,860)
TripAdvisor, Inc.	04/2013	37.00	(33)	(495)
Vertex Pharmaceuticals, Inc.	04/2013	40.00	(31)	(4,495)

TOTAL WRITTEN PUT OPTIONS (Premiums received $45,727)				(48,989)

TOTAL WRITTEN OPTIONS (Premiums received $45,727)				$(48,989)

See Notes to Quarterly Statement of Investments.

ALPS ETF Trust

Notes to Quarterly Statement of Investments (unaudited)

1. Portfolio Valuation

The Funds’ Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the National Association of Securities Dealer Automated Quotation (“NASDAQ”) exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost, which approximates market value.

The Funds’ investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. Valuing the Funds’ securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which in turn, could result in a difference between a Fund’s performance and the performance of the Index.

The accounting records of the Funds are maintained in U.S. dollars.

Some of the Funds invest in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include, but are not limited to: (i) less information about non-U.S. issuers or markets may be available due to less rigorous disclosure, accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile thus, in a changing market, the advisers may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices they consider reasonable; (iii) currency exchange rates or controls may adversely affect the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience downturns or recessions; and, (v) withholdings and other non-U.S. taxes may decrease the Fund’s return.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of the Funds’ securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by the Index may adversely affect the Funds’ ability to track their Index.

2. Fair Value Measurements

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted priced included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Funds’ assets:

Cohen & Steers Global Realty Majors ETF

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$89,712,897	$-	$-	$89,712,897
Short Term Investments	244,144	-	-	244,144
TOTAL	$89,957,041	$-	$-	$89,957,041

ALPS Equal Sector Weight ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$83,029,015	$-	$-	$83,029,015
Short Term Investments	679	-	-	679
TOTAL	$83,029,694	$-	$-	$83,029,694

Jefferies | TR/J CRB Global Commodity Equity Index Fund
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$73,655,234	$449	$-	$73,655,683
Short Term Investments	222,018	-	-	222,018
TOTAL	$73,877,252	$449	$-	$73,877,701

Alerian MLP ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships Shares	$5,639,043,513	$-	$-	$5,639,043,513
Short Term Investments	8,751,302	-	-	8,751,302
TOTAL	$5,647,794,815	$-	$-	$5,647,794,815

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$133,527,087	$-	$-	$133,527,087
Short Term Investments	282,471	-	-	282,471
TOTAL	$133,809,558	$-	$-	$133,809,558

ALPS / GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$9,671,553	$-	$-	$9,671,553
Short Term Investments	156	-	-	156
TOTAL	$9,671,709	$-	$-	$9,671,709

ALPS / GS Momentum Builder® Multi-Asset Index ETF

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$10,028,259	$-	$-	$10,028,259
Short Term Investments	12,220	-	-	12,220
TOTAL	$10,040,479	$-	$-	$10,040,479

ALPS / GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$10,289,051	$-	$-	$10,289,051
Short Term Investments	169	-	-	169
TOTAL	$10,289,220	$-	$-	$10,289,220

ALPS / GS Risk-Adjusted Return U.S. Large Cap Index ETF
Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,279,829	$-	$-	$10,279,829
Short Term Investments	11,174	-	-	11,174
TOTAL	$10,291,003	$-	$-	$10,291,003

U.S. Equity High Volatility Put Write Index Fund
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Short Term Investments	$-	$2,399,386	$-	$2,399,386
TOTAL	$-	$2,399,386	$-	$2,399,386

Other Financial Instruments**
Liabilities
Written Options	$(48,989)	$-	$-	$(48,989)
TOTAL	$(48,989)	$-	$-	$(48,989)

*For detailed descriptions, see the accompanying Statement of Investments

**Other financial instruments are instruments not reflected in the Statement of Investments, such as written options.

For the period ended February 28, 2013, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Derivative Instruments

The U.S. Equity High Volatility Put Write Index Fund seeks to track the performance of the NYSE Arca U.S. Equity High Volatility Put Write Index (the “Index”). The U.S. Equity High Volatility Put Write Index Fund sells listed 60-day put options in proportion to their weightings in the Index. By selling an option, the Fund will receive premiums from the buyer of the option, which will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the option’s underlying stock declines below the strike price, the option will finish in-the-money and the Fund will be required to buy the underlying stock at the strike price, effectively paying the buyer the difference between the strike price and the closing price. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the underlying stock is less than the strike price. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the stocks underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly.

As the seller of a listed put option, the Fund incurs an obligation to buy the underlying instrument from the purchaser of the option at the option’s strike price, upon exercise by the option purchaser. If a listed put option sold by the Fund is exercised prior to the end of a 60-day period, the Fund will buy the underlying stock at the time of exercise and at the strike price, and will hold the stock until the end of the 60-day period.

Each put option sold by the Fund will be covered through investments in three month Treasury bills at least equal to the Fund’s maximum liability under the option (i.e., the strike price).

Every 60 days, the options included within the Index are exercised or expire and new option positions are established, and the Fund will enter into new option positions accordingly and sell any underlying stocks it owns as a result of the Fund’s prior option positions having been exercised. This 60-day cycle likely will cause the Fund to have frequent and substantial portfolio turnover. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a 60-day period, the Fund will sell additional listed put options which will be exercised or expire at the end of such 60-day period. Conversely, if the Fund redeems Shares in Creation Unit size during a 60-day period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

A summary of put option contracts written in the Fund during the period ended February 28, 2013 is as follows:

	Written Put Options
	Contracts	Premiums

Options Outstanding at Beginning of Period (1)	-	$-
Positions Opened	907	45,727
Exercised	-	-
Expired	-	-
Options Outstanding at End of Period	907	$45,727

Market Value at end of Period		$(48,989)

(1) The Fund’s inception date was February 27, 2013.

4. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

As of February 28, 2013, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cohen & Steers Global Realty Majors ETF	ALPS Equal Sector Weight ETF	Jefferies | TR/J CRB Global Commodity Equity Index Fund
Gross appreciation (excess of value over tax cost)	$13,186,530	$11,691,278	$5,157,126
Gross depreciation (excess of tax cost over value)	(436,918)	0	(13,510,048)
Net unrealized appreciation /(depreciation)	$12,749,612	$11,691,278	$(8,352,922)
Cost of investments for income tax purposes	$77,207,429	$71,338,416	$82,230,623

	Alerian MLP ETF	ALPS Sector Dividend Dogs ETF	ALPS / GS Momentum Builder® Growth Markets Equities and U.S. Treasuries Index ETF
Gross appreciation (excess of value over tax cost)	$1,362,839,878	$7,189,969	$(245)
Gross depreciation (excess of tax cost over value)	(42,866,585)	(2,754,887)	(648,708)
Net unrealized appreciation /(depreciation)	$1,319,973,293	$4,435,082	$(648,953)
Cost of investments for income tax purposes	$4,327,821,522	$129,374,476	$10,320,662

	ALPS / GS Momentum Builder® Multi- Asset Index ETF	ALPS / GS Momentum Builder® Asia ex-Japan Equities and U.S. Treasuries Index ETF	ALPS / GS Risk- Adjusted Return U.S. Large Cap Index ETF
Gross appreciation (excess of value over tax cost)	$24,970	$307,579	$301,777
Gross depreciation (excess of tax cost over value)	(88,455)	(294,920)	(340,727)
Net unrealized appreciation /(depreciation)	$(63,485)	$12,659	$(38,950)
Cost of investments for income tax purposes	$10,103,964	$10,276,561	$10,329,953

	U.S. Equity High Volatility Put Write Index Fund
Gross appreciation (excess of value over tax cost)	$0
Gross depreciation (excess of tax cost over value)	(63)
Net unrealized appreciation /(depreciation)	$(63)
Cost of investments for income tax purposes	$2,399,449

5. Return of Capital Estimates

The Alerian MLP ETF (“Alerian Fund”) expects that a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) may be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

6. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the seventy MLPs eligible for inclusion in the Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99 Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	April 29, 2013

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	April 29, 2013